OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Receivables [Abstract]
OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS

NOTE 7 – OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS

Other receivables, deposits and prepayments as of March 31, 2026, and June 30, 2025, consist of the following:

	March 31, 2026	June 30, 2025

Deposits	$6,921	$6,781
Other receivables	37,482	41,976
	$44,403	$48,757
Less: impairment on other receivables	(34,728)	(33,110)
Other receivables and deposits, net	$9,675	$15,647
Prepayments	85,154	46,605
Prepaid share based compensation - nonemployees (current portion)	140,604	455,291
	$235,433	$517,543

Prepaid share based compensation - nonemployees (non-current portion)	$187,829	$126,047

The Company accounts for share-based compensation in accordance with ASC 718 based on the grant-date fair value of the awards. When awards are granted to nonemployees in advance of the related services, the Company records the fair value as prepaid share-based compensation and recognizes the expense over the service period. Share-based compensation for employees is recognized over the requisite service period without the recognition of a prepaid asset. The portion of prepaid share-based compensation to nonemployees expected to be recognized within twelve months is classified as a current asset, with the remainder classified as non-current. This classification reflects the expected timing of the underlying service periods as defined in the applicable agreements.

NOTE 6 – OTHER RECEIVABLE, DEPOSITS AND PREPAYMENTS

Other receivables, deposits and prepayments as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024 (revised)

Deposits	6,781	4,775
Other receivables	41,976	31,929
	48,757	36,704
Less: impairment on other receivables	(33,110)	(29,842)
Other receivables and deposits, net	15,647	6,862
Prepayments	46,605	26,507
Prepaid share based compensation – nonemployees (current portion)	455,291	135,144
	$517,543	$168,513

Prepaid share based compensation – nonemployees (non-current portion)	$126,047	$65,522

The Company accounts for share-based compensation in accordance with ASC 718 based on the grant-date fair value of the awards. When awards are granted to nonemployees in advance of the related services, the Company records the fair value as prepaid share-based compensation and recognizes the expense over the service period. Share-based compensation for employees is recognized over the requisite service period without the recognition of a prepaid asset. The portion of prepaid share-based compensation to nonemployees expected to be recognized within twelve months is classified as a current asset, with the remainder classified as non-current. This classification reflects the expected timing of the underlying service periods as defined in the applicable agreements